Supplement to the
Fidelity® Balanced Fund
September 28, 2000
Prospectus

Shareholder Meeting. On or about July 18, 2001, a meeting of the shareholders of Fidelity Balanced Fund will be held to vote on various proposals. Shareholders of record on May 21, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 5.

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found in the "Account Features and Policies" section on page 19.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

BAL-01-02 May 21, 2001
1.468108.105

Supplement to the
Fidelity® Low-Priced Stock Fund
September 28, 2000
Prospectus

Shareholder Meeting. On or about July 18, 2001, a meeting of the shareholders of Fidelity Low-Priced Stock Fund will be held to vote on various proposals. Shareholders of record on May 21, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder Fees (paid by the investor directly)

Maximum sales charge (load) on purchases (as a % of offering price)A	3.00%
Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%
Annual account maintenance fee (for accounts under $2,000)	$12.00

A Lower sales charges may be available for accounts over $250,000.

The following information replaces similar information found in the "Account Features and Policies" section on page 19.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

LPS-01-02 May 21, 2001
1.480654.106

Supplement to the
Fidelity® Puritan®
Fund
September 28, 2000
Prospectus

Shareholder Meeting. On or about July 18, 2001, a meeting of the shareholders of Fidelity Puritan Fund will be held to vote on various proposals. Shareholders of record on May 21, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder Fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found in the "Account Features and Policies" section on page 19.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

PUR-01-02 May 21, 2001
1.463149.106